Convertible Preferred Stock, Common Stock and Warrants (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Adjustment in redemption value	$ 93,234
Warrant liability		92,463
Gain on warrant liability	19,807
Redeemable Convertible Preferred Stock Series B
Warrant liability	72,656	92,463
Preferred stock, shares issued	0	1,250,000
Warrants issued	0	78,125
Warrant price		$ 1.57
Preferred stock converted into common shares	106,437
Common stock issued upon conversion of preferred	276,883
Deemed dividends	8,655,998
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, shares issued	1,593,389	1,593,389
Preferred stock, shares outstanding		1,593,389
Warrants issued	1,280,047
Warrant price	$ 3.62
Preferred stock converted into common shares	64,019
Common stock issued upon conversion of preferred	38,456
Deemed dividends	9,017,512
Series A-1 Convertible Preferred Stock [Member] | Warrant [Member]
Deemed dividends	179,411
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued	96,571	96,571
Preferred stock, shares outstanding		96,571
Preferred stock converted into common shares	96,571
Common stock issued upon conversion of preferred	120,714
Mab Vax [Member]
Warrant liability
Series D Preferred Stock [Member]
Preferred stock, shares issued	238,156
Preferred stock, shares outstanding	238,156
Common stock issuable upon conversion of preferred	23,815,600
MabVax Common Stock Financing [Member]
Shares issued	6,661,000
Unit sale price	$ 0.75
Warrants issued	333,000
Proceeds from issuance of preferred stock and warrants	4,714,726
Shares issued, issuance costs	$ 281,023